Shareholders' Equity (Schedule Of Accumulated Other Comprehensive Income (Loss)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at beginning of period	$ (302,467)
Net current-period other comprehensive (loss) income	(121,987)	$ (83,837)	$ (60,066)
Balance at end of period	(424,263)	(302,467)
Accumulated Other Comprehensive Income (Losses) [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at beginning of period	(302,467)	(218,735)	(158,821)
Other comprehensive (loss) gain before reclassifications	(108,027)	(81,139)	(60,132)
Net (gain) loss reclassified from accumulated other comprehensive loss to consolidated statement of income	(13,769)	(2,593)	218
Net current-period other comprehensive (loss) income	(121,796)	(83,732)	(59,914)
Balance at end of period	(424,263)	(302,467)	(218,735)
Foreign Currency Translation [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at beginning of period	(302,889)	(217,136)	(156,467)
Other comprehensive (loss) gain before reclassifications	(128,301)	(85,753)	(60,669)
Net (gain) loss reclassified from accumulated other comprehensive loss to consolidated statement of income	0	0	0
Net current-period other comprehensive (loss) income	(128,301)	(85,753)	(60,669)
Balance at end of period	(431,190)	(302,889)	(217,136)
Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at beginning of period	1,598	(768)	(1,141)
Other comprehensive (loss) gain before reclassifications	20,487	5,158	537
Net (gain) loss reclassified from accumulated other comprehensive loss to consolidated statement of income	(14,209)	(2,792)	(164)
Net current-period other comprehensive (loss) income	6,278	2,366	373
Balance at end of period	7,876	1,598	(768)
Post-Employment Benefits [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at beginning of period	(1,176)	(831)	(1,213)
Other comprehensive (loss) gain before reclassifications	(213)	(544)	0
Net (gain) loss reclassified from accumulated other comprehensive loss to consolidated statement of income	440	199	382
Net current-period other comprehensive (loss) income	227	(345)	382
Balance at end of period	$ (949)	$ (1,176)	$ (831)